Salaries and other employee expenses - Narrative (Details)	1 Months Ended		12 Months Ended
	Feb. 28, 2023 USD ($) shares	Feb. 29, 2008 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Restricted shares, charged against income			$ 354,000	$ 401,000	$ 306,000
Restricted shares to directors			895,000	924,000	1,100,000
Cost pending amortization			$ 637,000
Duration of amortization of restricted cash			2 years 3 months 29 days
Vested shares, fair value			$ 1,600,000	949,000	1,100,000
Amortization cost, restricted shares			749,000	984,000	640,000
Balance outstanding, restricted shares			$ 666,000
Duration of amortization of restricted cash			3 years 2 months 1 day
Weighted average fair value at measurement date, share options vested			$ 581,000	838,000	256,000
Expiration period			7 years
Exercise rate of outstanding share options			25.00%
Wages and salaries			$ 18,135,000	$ 13,803,000	$ 13,717,000
Vesting rate	25.00%
Grant date fair value	$ 4,600,000
Grant date fair value (in shares) | shares	298,951
Shares vested (in shares) | shares	74,744
Provision Of Restricted Stock Units			$ 798,000
“Class E”
Disclosure Of Sharebased Payment Arrangements [Line Items]
Granted (in shares)			57,000	57,000	63,000
Percentage of vesting of restricted share			25.00%
Key management personnel of entity or parent
Disclosure Of Sharebased Payment Arrangements [Line Items]
Value of granted restricted share options			$ 822,000	$ 1,000,000	$ 902,000
Wages and salaries			62,000	67,000	75,000
Top of range [member] | Key management personnel of entity or parent | “Class E”
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of shares to be granted | shares		3,000,000
Restricted Stocks
Disclosure Of Sharebased Payment Arrangements [Line Items]
Fair value, restricted shares granted			$ 835,000	$ 923,000	$ 727,000
Restricted Stocks | Key management personnel of entity or parent
Disclosure Of Sharebased Payment Arrangements [Line Items]
Granted (in shares) | shares			63,056	75,796	51,829
share-based payment arrangements, Tranche two | Restricted Stocks
Disclosure Of Sharebased Payment Arrangements [Line Items]
Percent of award vesting rights for share-based payment arrangement			35.00%
share-based payment arrangements, Tranche three | Restricted Stocks
Disclosure Of Sharebased Payment Arrangements [Line Items]
Percent of award vesting rights for share-based payment arrangement			30.00%